N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Premier Innovations (Series II)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying FundsEffective immediately, the Current Expenses for the Allspring Asset Allocation Fund– Class A, American Funds Washington Mutual Investors FundSM – Class R3, Invesco Real Estate Fund– Class A, Invesco Small Cap Growth Fund– Class A, and the Loomis Sayles Bond Fund– Class ADM shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Allocation-- 50% to 70% Equity	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.12%	-15.99%	3.23%	4.11%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	-8.78%	8.70%	11.52%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.24%	-24.80%	2.66%	5.67%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.16%	-35.60%	4.18%	9.70%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.14%	-12.91%	-0.49%	1.39%

Portfolio Company Objective [Text Block]	FUNDTYPE
Premier Innovations (Series II) | AllspringAssetAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(15.99%)
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Premier Innovations (Series II) | AmericanFundsWashingtonMutualInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(8.78%)
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Premier Innovations (Series II) | InvescoRealEstateFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(24.80%)
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Premier Innovations (Series II) | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(35.60%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Premier Innovations (Series II) | LoomisSaylesBondFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(12.91%)
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.39%
Premier Innovations
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying FundsEffective immediately, the Current Expenses for the Allspring Asset Allocation Fund– Class A, American Funds Washington Mutual Investors FundSM – Class R3, Invesco Real Estate Fund– Class A, Invesco Small Cap Growth Fund– Class A, and the Loomis Sayles Bond Fund– Class ADM shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Allocation-- 50% to 70% Equity	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.12%	-15.99%	3.23%	4.11%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	-8.78%	8.70%	11.52%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.24%	-24.80%	2.66%	5.67%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.16%	-35.60%	4.18%	9.70%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.14%	-12.91%	-0.49%	1.39%

Premier Innovations | AllspringAssetAllocationFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.99%
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Premier Innovations | AmericanFundsWashingtonMutualInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.78%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Premier Innovations | InvescoRealEstateFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	24.80%
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Premier Innovations | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	35.60%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Premier Innovations | LoomisSaylesBondFundAdminClassMember
Prospectus:
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.91%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	1.39%
Hartford 403(b) Cornerstone Innovations
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying FundsEffective immediately, the Current Expenses for the Allspring Asset Allocation Fund– Class A, American Funds Washington Mutual Investors FundSM – Class R3, Invesco Real Estate Fund– Class A, Invesco Small Cap Growth Fund– Class A, and the Loomis Sayles Bond Fund– Class ADM shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Allocation-- 50% to 70% Equity	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.12%	-15.99%	3.23%	4.11%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	-8.78%	8.70%	11.52%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.24%	-24.80%	2.66%	5.67%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.16%	-35.60%	4.18%	9.70%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.14%	-12.91%	-0.49%	1.39%

Hartford 403(b) Cornerstone Innovations | AllspringAssetAllocationFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.99%
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Hartford 403(b) Cornerstone Innovations | AmericanFundsWashingtonMutualInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.78%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Hartford 403(b) Cornerstone Innovations | InvescoRealEstateFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	24.80%
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Hartford 403(b) Cornerstone Innovations | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	35.60%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Hartford 403(b) Cornerstone Innovations | LoomisSaylesBondFundAdminClassMember
Prospectus:
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.91%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	1.39%